Deferred Day 1 Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Day One Profit Or Loss [Abstract]
Changes in deferred day one profits or losses [Table Text Block]

Changes in deferred day 1 profits or losses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Beginning balance	28,008	13,422	7,416
New transactions	1,337	500	23,678
Amounts recognized in losses	(15,923)	(6,506)	(5,631)

Ending balance	13,422	7,416	25,463